Summary of Significant Accounting Policies (Reconciliation of Basic and Diluted Earnings Per Share) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income	$ (100,911)	$ 110,103	$ 2,698,707	$ 1,554,153	$ (73,772)	$ 52,298	$ 2,483,307	$ 1,834,912	$ 4,262,052	$ 4,296,745	$ 4,653,473
Weighted-average common shares									4,698,727	4,647,439	4,592,713
Effect of dilutive securities:
Options to purchase common stock									39	3,510	8,079
Diluted average common shares									4,698,766	4,650,949	4,600,792
Earnings Per Share of Common Stock:
Basic (in usd per share)	$ (0.02)	$ 0.02	$ 0.57	$ 0.33	$ (0.02)	$ 0.01	$ 0.54	$ 0.40	$ 0.91	$ 0.92	$ 1.01
Diluted (in usd per share)	$ (0.02)	$ 0.02	$ 0.57	$ 0.33	$ (0.02)	$ 0.01	$ 0.53	$ 0.40	$ 0.91	$ 0.92	$ 1.01